Exhibit 99.1

World Omni Auto Receivables Trust 2025-D

Monthly Servicer Certificate

February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	791,480,074.94	32,707
Yield Supplement Overcollateralization Amount 01/31/26	52,642,989.87	0
Receivables Balance 01/31/26	844,123,064.81	32,707
Principal Payments	29,418,294.37	1,108
Defaulted Receivables	1,601,949.88	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	50,205,433.61	0
Pool Balance at 02/28/26	762,897,386.95	31,551

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.74%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,507,361.15	303
Past Due 61-90 days	2,870,425.58	94
Past Due 91-120 days	811,377.44	24
Past Due 121+ days	0.00	0
Total	12,189,164.17	421

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	832,146.19
Aggregate Net Losses/(Gains) - February 2026	769,803.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.09%
Prior Net Losses/(Gains) Ratio	1.04%
Second Prior Net Losses/(Gains) Ratio	0.28%
Third Prior Net Losses/(Gains) Ratio	0.17%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	6,866,076.48
Actual Overcollateralization	6,866,076.48
Weighted Average Contract Rate	6.21%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	57.36

Flow of Funds	$ Amount
Collections	34,280,497.41
Investment Earnings on Cash Accounts	23,613.03
Servicing Fee	(703,435.89)
Transfer to Collection Account	-
Available Funds	33,600,674.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,378,973.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	7,669,367.32
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,866,076.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,745,895.96

Total Distributions of Available Funds	33,600,674.55

Servicing Fee	703,435.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	784,356,754.27
Principal Paid	28,325,443.80
Note Balance @ 03/16/26	756,031,310.47

Class A-1
Note Balance @ 02/17/26	55,976,754.27
Principal Paid	28,325,443.80
Note Balance @ 03/16/26	27,651,310.47
Note Factor @ 03/16/26	14.5533213%

Class A-2a
Note Balance @ 02/17/26	145,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	145,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-2b
Note Balance @ 02/17/26	169,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	169,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-3
Note Balance @ 02/17/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	314,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Note Balance @ 02/17/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	59,060,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	27,530,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	13,790,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,529,334.79
Total Principal Paid	28,325,443.80
Total Paid	30,854,778.59

Class A-1
Coupon	4.04100%
Interest Paid	169,651.55
Principal Paid	28,325,443.80
Total Paid to A-1 Holders	28,495,095.35

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	0.00
Total Paid to A-2a Holders	472,458.33

Class A-2b
SOFR Rate	3.65819%
Coupon	3.96819%
Interest Paid	502,968.08
Principal Paid	0.00
Total Paid to A-2b Holders	502,968.08

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7541266
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.8428361
Total Distribution Amount	33.5969627

A-1 Interest Distribution Amount	0.8929029
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	149.0812832
Total A-1 Distribution Amount	149.9741861

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.2583333

A-2b Interest Distribution Amount	2.9761425
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.9761425

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	270.76
Noteholders' Third Priority Principal Distributable Amount	486.84
Noteholders' Principal Distributable Amount	242.40

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	2,295,965.66
Investment Earnings	6,285.93
Investment Earnings Paid	(6,285.93)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66